CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2016	Dec. 31, 2014
Stockholders' Equity, Reverse Stock Split	1:10 reverse stock split
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, authorized	150,000,000	150,000,000	150,000,000
Common stock, issued	13,220,050	15,011,498	9,340,490
Common stock, outstanding	13,220,050	15,011,498	9,340,490
Series A convertible preferred stock [Member]
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, authorized	500,000	500,000	500,000
Preferred stock, issued	6,968	6,968	0
Preferred stock, outstanding	0	0	0
Series B Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, authorized	5,000,000	5,000,000
Preferred stock, issued	1,666,667	1,666,667
Preferred stock, outstanding	0	0
Series C Junior Preferred Stock [Member]
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, authorized	300,000	300,000
Preferred stock, issued	0	0
Preferred stock, outstanding	0	0